CAPITAL STOCK AND STOCKHOLDER'S EQUITY (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended					1 Months Ended			12 Months Ended		1 Months Ended
	Mar. 31, 2013	Jan. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Aug. 31, 2013 Equity Financing [Member]	Mar. 31, 2013 Equity Financing [Member]	Jan. 31, 2013 Equity Financing [Member]	Dec. 31, 2013 Equity Financing [Member]	Dec. 31, 2012 Equity Financing [Member]	Mar. 31, 2013 Equity Financing [Member] Maximum [Member]
Class of Stock [Line Items]
Warrants Exercised				119,100	537,722	37,301
Proceeds From Options and Warrant Exercises				$ 95,000	$ 404,000	$ 691,000
Warrants Exercised on Cashless Basis			1,000,000	537,722	1,000,000	78,333
Shares Issued During Period Upon Exercise of Warrants				537,722	325,670	537,722				5,000,032
Stock Issued During Period, Shares, Stock Options and Warrant Issued					325,670	544,639					557,256	104,095
Stock Issued During Period, Price Per Share Stock Options and Warrant											$ 1.773	$ 2.20
Proceeds From Issuance Common Stock and Warrants											1,000,000	200,000
Stock Issued During Period, Shares, New Issues			91,334							3,333,356
Stock Units Components, Description										each unit consisting of (i) one share of the Companys common stock and (ii) one common stock purchase warrant.	adjust the price per unit from $2.20 to $1.773			Each unit consists of: (i) one share of common stock, and (ii) one common stock purchase warrant.
Stock Issued During Period New Issues Price Per Share										$ 1.50
Warrants Expiration Period					6 months					5 years				5 years
Class of Warrant or Right, Exercise Price of Warrants										$ 1.75	$ 3.00			$ 3.00
Beneficially Interest, Percentage										4.99%				4.99%
Discretionary Increase, Percentage										9.99%				9.99%
Commission Percentage On Gross Proceeds			8.00%							8.00%			2.00%
Payments for Commissions										400,003
Non Accountable Expense to Placement Agent										100,001
Warrant percentage to Common Stock			8.00%							8.00%
Warrants to Purchase of Common Stock										266,668
Legal And Due Diligence Cost										35,000
Additional Placement Agent Fees										(i) a cash fee of 4% of gross proceeds received from the exercise of the warrants, and (ii) additional transaction fees equal to 8% of gross proceeds and 8% warrant coverage for any future investment by one of the investors in the Company for a period of 12 months following the closing of the offering.
Placement Agent and Finders Fees Incurred											37,000
Common Stock Purchase Warrants Issued Shares	686,420	686,420									18,410
Stock Issued During Period Shares Adjust Price Per Unit											96,443
Partial Liquidated Damages Fee, Percentage										1.50%	0.50%				6.00%
Stock Issued During Period, Value, New Issues			127,000				104,000	2,320,000	650,000
Stock Issued During Period, Shares, Issued for Services			47,800
Stock Issued During Period, Value, Issued for Services			$ 67,000